Teachers Insurance and Annuity Association of America College Retirement Equities Fund 8500 Andrew Carnegie Boulevard Charlotte, NC 28075	Rachael M. Zufall Senior Counsel (704) 988.4446 (704) 595.0946 (fax) rzufall@tiaa-cref.org

November 27, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	TIAA-CREF Institutional Mutual Funds
Post-Effective Amendment No. 25 to Registration Statement
on Form N-1A (File Nos. 333-76651 and 811-09301)

Dear Commissioners:

On behalf of TIAA-CREF Institutional Mutual Funds (the “Funds), we are attaching for filing Post Effective Amendment No. 25 to the above-captioned registration statement on Form N-1A (“Amendment No. 25”). The sole purpose of Amendment No. 25 is to delay effectiveness of Post-Effective Amendment No. 24, which was filed on September 14, 2007 pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the “1933 Act”), until December 1, 2007.

      Pursuant to Rule 485(b)(4) under the 1933 Act, the undersigned represents that Amendment No. 25 does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

      If you have any questions, please call me at (704) 988-4446.

Very truly yours,

/s/ Rachael M. Zufall
Rachael M. Zufall